XD Treasury Money Market Fund

(the “Fund”)

Institutional Class	Investor Class	Select Class
IXDXX	VXDXX	SXDXX

Supplement dated July 1, 2026 to the

Statement of Additional Information dated January 28, 2026 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the Prospectus and SAI for the Fund.

Effective July 2, 2026, the following sections are deleted and replaced as follows:

The table in the “Portfolio Holdings Disclosure” section on page 7 of the SAI is deleted and replaced as follows:

Recipient	Frequency of Disclosure	Information Lag	Date of Information	Date provided to Recipient
XD Fund Advisor LLC	Daily	None	Daily	Daily
Ultimus Fund Solutions LLC	Daily	None	Daily	Daily
Fifth Third Bank, N.A.	Daily	None	Daily	Daily
Tait, Weller & Baker, LLP	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP	As needed	None	As needed	As needed
Compliance4, LLC	Daily	None	Daily	Daily
PINE Advisors LLC	Daily	None	Daily	Daily

The first paragraph in the “Investment Advisory And Other Services” section on page 13 of the SAI is deleted and replaced with the following:

“XD Fund Advisor LLC, located at 273 Westwood Avenue, East Longmeadow, MA 01028 (the “Adviser”) is the Investment Adviser for the Trust.”

The “Custodian” section on page 24 of the SAI is deleted and replaced with the following:

“CUSTODIAN

Fifth Third Bank, N.A., located at 38 Fountain Square, Cincinnati, Ohio 45263, is the Custodian for the Fund’s investments. The Custodian acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.”

Further Information

For further information, please contact the Fund toll-free at 1-833-993-9200. You may also obtain additional copies of the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246, by calling the Fund toll-free at the number above, or by visiting the Adviser’s website at www.xdfundadvisor.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE